Inventories - Summary of Inventories (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Classes of current inventories [abstract]
Raw materials, components and consumables	$ 433.1	₨ 32,776.1	₨ 36,026.0
Work-in-progress	601.4	45,502.9	38,917.6
Finished goods	3,915.3	296,248.8	315,072.3
Total	$ 4,949.8	₨ 374,527.8	₨ 390,015.9